Matthews Korea Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 69.3%

	Shares	Value

INFORMATION TECHNOLOGY: 23.1%
Semiconductors & Semiconductor Equipment: 9.3%
SK Hynix, Inc.	67,329	$7,948,978
Koh Young Technology, Inc.	35,880	3,659,530
LEENO Industrial, Inc.	20,354	2,826,925

		14,435,433

Electronic Equipment, Instruments & Components: 7.3%
Samsung SDI Co., Ltd.	10,280	6,044,871
Samsung Electro-Mechanics Co., Ltd.	20,271	3,383,557
Park Systems Corp.	15,780	1,875,765

		11,304,193

Technology Hardware, Storage & Peripherals: 6.5%
Samsung Electronics Co., Ltd.	140,211	10,143,512

Total Information Technology		35,883,138

FINANCIALS: 12.7%
Banks: 11.9%
KB Financial Group, Inc.	136,847	6,744,856
Shinhan Financial Group Co., Ltd.	180,313	5,988,561
Hana Financial Group, Inc.	150,860	5,705,975

		18,439,392

Capital Markets: 0.8%
Kiwoom Securities Co., Ltd.	11,013	1,235,255

Total Financials		19,674,647

COMMUNICATION SERVICES: 10.5%
Interactive Media & Services: 8.1%
Kakao Corp.	16,735	7,386,497
NAVER Corp.	15,656	5,241,665

		12,628,162

Entertainment: 2.4%
NCSoft Corp.	2,868	2,216,802
Nexon Co., Ltd.	47,400	1,538,037
		3,754,839

Total Communication Services		16,383,001

CONSUMER DISCRETIONARY: 9.3%
Auto Components: 5.9%
Hyundai Mobis Co., Ltd.	21,838	5,664,600
Hankook Tire & Technology Co., Ltd.	53,555	2,331,033
Hanon Systems	81,206	1,270,955

		9,266,588

Automobiles: 3.4%
Kia Motors Corp.	71,442	5,251,284

Total Consumer Discretionary		14,517,872

CONSUMER STAPLES: 4.7%
Food Products: 2.6%
Orion Corp.	35,058	4,066,239

Personal Products: 2.1%
Amorepacific Corp.	14,236	3,269,466

Total Consumer Staples		7,335,705

	Shares	Value

HEALTH CARE: 3.3%

Pharmaceuticals: 3.3%
Yuhan Corp.	50,779	$2,832,957
DongKook Pharmaceutical Co., Ltd.	94,271	2,338,392

Total Health Care		5,171,349

MATERIALS: 2.6%

Metals & Mining: 2.6%
POSCO	14,266	4,042,360

Total Materials		4,042,360

INDUSTRIALS: 1.7%

Machinery: 1.7%
Hyundai Mipo Dockyard Co., Ltd.[b]	44,753	2,659,407

Total Industrials		2,659,407

ENERGY: 1.4%

Oil, Gas & Consumable Fuels: 1.4%
S-Oil Corp.[b]	29,926	2,156,903

Total Energy		2,156,903

TOTAL COMMON EQUITIES		107,824,382

(Cost $69,586,779)

PREFERRED EQUITIES: 28.7%

INFORMATION TECHNOLOGY: 16.8%

Technology Hardware, Storage & Peripherals: 16.8%
Samsung Electronics Co., Ltd., Pfd.	403,583	26,139,352

Total Information Technology		26,139,352

MATERIALS: 4.5%

Chemicals: 4.5%
LG Chem, Ltd., Pfd.	20,368	6,968,200

Total Materials		6,968,200

CONSUMER STAPLES: 3.7%

Personal Products: 3.7%
LG Household & Health Care, Ltd., Pfd.	9,644	5,844,945

Total Consumer Staples		5,844,945

CONSUMER DISCRETIONARY: 3.7%

Automobiles: 3.7%
Hyundai Motor Co., Ltd., Pfd.	65,245	5,798,780

Total Consumer Discretionary		5,798,780

TOTAL PREFERRED EQUITIES		44,751,277

(Cost $21,189,512)

TOTAL INVESTMENTS: 98.0%		152,575,659
(Cost $90,776,291)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.0%		3,128,917

NET ASSETS: 100.0%		$155,704,576

1	MATTHEWS ASIA FUNDS

Matthews Korea Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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